Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Share Option Activity
A summary of share option activity under the 2016 Plan for the years ended December 31, 2020 and 2021 is as follows:

	Number of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregated intrinsic value
		RMB	RMB	Years	RMB
Balance, December 31, 2019	12,055,912	—	19.87	8.18	578,275,151

Granted	878,125	—	14.51
Exercised	(797,463)	—	13.45
Forfeited	(1,066,563)	—	52.22

Balance, December 31, 2020	11,070,011	—	16.79	7.31	99,672,691

Exercised	(1,019,625)	—	13.60
Forfeited	(158,500)	—	28.96

Balance, December 31, 2021	9,891,886	—	16.92	6.30	578,275,151

Vested and expected to vest as of December 31, 2021	9,463,751	—	36.72	6.30	453,939,274

Exercisable, December 31, 2021	7,564,042	—	32.39	5.87	362,817,639

Summary of Allocated Share-based Compensation Expense
For the years ended December 31, 2019, 2020 and 2021, the Company allocated share-based compensation expense as follows:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Sales and marketing	4,482,323	1,912,318	1,726,837	270,978
General and administrative	74,311,629	40,894,564	29,684,217	4,658,102
Research and development	8,505,101	2,826,938	3,933,566	617,262

	87,299,053	45,633,820	35,344,620	5,546,342